Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2018
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Finance Income and Finance Costs
22.	Finance Income and Finance Costs

(a)	Finance income and costs recognized in profit or loss for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)
	2016		2017	2018
Finance income
Interest income	~~W~~	42,079	60,106	69,020
Foreign currency gain		81,554	210,890	160,989
Gain on disposal of investments in equity accounted investees		11,367	3,669	—
Reversal of impairment loss of investments in equity accounted investees		—	—	802
Gain on transaction of derivatives		4,427	3,106	2,075
Gain on valuation of derivatives		244	1,070	13,059
Gain on disposal of available-for-sale financial assets		—	8	—
Gain on valuation of financial asset at fair value through profit or loss		—	170	8,186

	~~W~~	139,671	279,019	254,131

Finance costs
Interest expense	~~W~~	113,285	90,538	80,517
Foreign currency loss		132,320	126,642	184,309
Loss on disposal of investments in equity accounted investees		5,643	42,112	595
Loss on impairment of investments in equity accounted investees		6,137	4,234	17,397
Loss on impairment of available-for-sale financial assets		3,757	1,948	—
Loss on valuation of financial asset at fair value through profit or loss		118	—	225
Loss on sale of trade accounts and notes receivable		2,886	784	13,361
Loss on transaction of derivatives		334	514	49
Loss on valuation of derivatives		472	—	26,600
Others		1,234	2,084	3,840

	~~W~~	266,186	268,856	326,893

(b)	Finance income and costs recognized in other comprehensive income or loss for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)
	2016		2017	2018
Foreign currency translation differences for foreign operations	~~W~~	(90,503)	(231,738)	(19,987)
Net change in fair value of available-for-sale financial assets		(77)	—	—
Tax effect		19	—	—

Finance income (costs) recognized in other comprehensive income (loss) after tax	~~W~~	(90,561)	(231,738)	(19,987)